FDIC loss share (expense) income (Tables)	12 Months Ended
Dec. 31, 2014
F D I C Loss Share Expense Income Table [Text Block]
	Years ended December 31,
(In thousands)	2014	2013	2012
Amortization of loss share indemnification asset	$(189,959)	$(161,635)	$(129,676)
Reversal of accelerated amortization in prior periods	12,492	-	-
80% mirror accounting on credit impairment losses[1]	32,038	60,454	58,187
80% mirror accounting on reimbursable expenses	58,117	50,985	30,771
80% mirror accounting on recoveries on covered assets, including rental income
on OREOs, subject to reimbursement to the FDIC	(13,124)	(16,057)	(2,979)
80% mirror accounting on amortization of contingent liability
on unfunded commitments	-	(473)	(969)
Change in true-up payment obligation	(1,791)	(15,993)	(13,178)
Other	(797)	668	1,633
Total FDIC loss share expense	$(103,024)	$(82,051)	$(56,211)
[1] Reductions in expected cash flows for ASC 310-30 loans, which may impact the provision for loan losses, may consider reductions in both principal and interest cash flow expectations. The amount covered under the FDIC loss sharing agreements for interest not collected from borrowers is limited under the agreements (approximately 90 days); accordingly, these amounts are not subject fully to the 80% mirror accounting.